Income Taxes (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
United States	$ (10,820)	$ (1,536)	$ (1,901)
Foreign	(81)
Total current tax expense	$ (10,901)	$ (1,536)	$ (1,901)